As filed with the Securities and Exchange Commission on November 21, 2019

Securities Act of 1933 Registration No. 333-132400

Investment Company Act of 1940 Registration No. 811-21866

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 91	☒

and/or

REGISTRATION STATEMENT

Under

the Investment Company Act Of 1940

Amendment No. 94	☒

HIGHLAND FUNDS I

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

300 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-877-665-1287

(Name and Address of Agent for Service)	Copies to:
Ms. Lauren Thedford, Esq. c/o Highland Capital Management Fund Advisors, L.P. 300 Crescent Court, Suite 700 Dallas, Texas 75201	Jon-Luc Dupuy, Esquire K&L Gates, LLC State Street Financial Center 1 Lincoln Street Boston Massachusetts 02111

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 91 under the Securities Act and Amendment No. 94 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 21st day of November, 2019.

By:	Frank Waterhouse
Principal Executive Officer Treasurer, Principal Accounting Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell*	Trustee	November 21, 2019
Ethan Powell

/s/ Dustin Norris*	Trustee	November 21, 2019
Dustin Norris

/s/ Dr. Bob Froehlich*	Trustee	November 21, 2019
Dr. Bob Froehlich

/s/ John Honis*	Trustee	November 21, 2019
John Honis

/s/ Bryan A. Ward*	Trustee	November 21, 2019
Bryan A. Ward

* By:	Frank Waterhouse
Principal Executive Officer
Treasurer, Principal Accounting Officer
and Principal Financial Officer

November 21, 2019

*

Pursuant to Power of Attorney dated June 13, 2019 incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on October 28, 2019.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase